Financial Instruments-risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments-risk management [Abstract]
Disclosure of detailed information about gearing ratios [text block]	The gearing ratios at 31 December 2018 and 2017 were as follows:
Amounts in US$ '000	2018	2017
Net Debt	319,275	291,449
Total Equity	143,021	126,840
Total Capital	462,296	418,289
Gearing Ratio	69%	70%